Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 24,548	$ 20,849
Other receivables	3,570	6,210
Accounts receivable	$ 28,118	$ 27,059